Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 282	¥ 118
Pooled Equity Securities Funds | Japanese Companies Equity Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%
Pooled Equity Securities Funds | Foreign Corporate Equity Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	70.00%
Government Bonds | Japanese Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	85.00%	85.00%
Government Bonds | Foreign Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	15.00%
Pooled Debt Securities Funds | Japanese Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	25.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	55.00%	55.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	60.00%	75.00%
Pooled Debt Securities Funds | Japanese Municipal Bonds Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Pooled Debt Securities Funds | Corporate Bonds | Japan
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	15.00%	15.00%
Pooled Debt Securities Funds | Corporate Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	40.00%	25.00%